Long-Term Debt, Net of Debt Issuance Costs and Current Maturities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt, Net of Debt Issuance Costs and Current Maturities

Long-term debt, net of debt issuance costs and current maturities, consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Senior term loan—U.S.	$74,063	$75,000
Senior revolving loan—U.S.	2,820	2,820
Accounts receivable financing—EMEA	13,887	15,120
Unsecured financing—EMEA	5,155	4,638
Equipment financing—EMEA	16,112	15,813
Equipment capital lease—U.S.	1,431	2,016
Equipment capital lease—EMEA	1,499	1,898
Equipment capital lease—Mexico	7,580	8,037
Equipment loan—Mexico	89	103

Total long-term debt	122,636	125,445
Less: Debt issuance costs	(2,147)	(2,290)

Total long-term debt, net of debt issuance costs	120,489	123,155
Less: Current maturities of long-term debt	(32,474)	(33,403)

Long-term debt, net of debt issuance costs and current maturities	$88,015	$89,752

Long-term debt, net of debt issuance costs and discount, as of December 31 consisted of the following (in thousands):

	2016	2015
Senior term loan—U.S.	$75,000	$74,375
Senior revolving loan—US	2,820	—
Subordinated convertible promissory notes—U.S.	—	10,000
Accounts receivable financing—EMEA	15,120	20,505
Unsecured financing—EMEA	4,638	8,572
Equipment financing—EMEA	15,813	—
Accounts receivable financing—Asia	—	6,622
Working capital loans—Asia	—	9,548
Equipment capital lease—U.S.	2,016	2,678
Equipment capital lease—EMEA	1,898	2,879
Construction financing—Mexico	—	1,204
Equipment capital lease—Mexico	8,037	37
Equipment loan—Mexico	103	164

Total long-term debt	125,445	136,584
Less: Debt issuance costs	(2,290)	(4,220)
Less: Discount on debt	—	(3,018)

Total long-term debt, net of debt issuance costs and discount	123,155	129,346
Less: Current maturities of long-term debt	(33,403)	(52,065)

Long-term debt, net of debt issuance costs, discount and current maturities	$89,752	$77,281

Schedule of Aggregate Annual Maturities of Debt	The aggregate annual maturities of debt at December 31, 2016 are as follows (in thousands):

2017	$33,403
2018	13,379
2019	7,471
2020	67,471
2021	3,721

Total	$125,445